Share-Based Payment Arrangements - Information on Restricted Share Plan And Share Units (Details) - shares shares in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)			5,569	7,791	0
Awards granted (in shares)		8,901	0	0	7,791
Award vested (in shares)			(1,889)	(1,948)	0
Award forfeited (in shares)			(261)	(274)	0
Ending balance (in shares)			3,419	5,569	7,791
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)			3,614	0
Awards granted (in shares)	3,674		28	3,910
Award vested (in shares)			(1,771)	(259)
Award forfeited (in shares)			(175)	(37)
Ending balance (in shares)			1,696	3,614	0